Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.5%
3,664	iShares 20+ Year Treasury Bond ETF	$ 604,450	2.0
5,226	iShares Core S&P Small-Cap ETF	293,231	1.0
33,481	Schwab U.S. TIPS ETF	1,925,492	6.3
5,346	Vanguard Real Estate ETF	373,418	1.2

	Total Exchange-Traded Funds
	(Cost $3,055,757)	3,196,591	10.5

MUTUAL FUNDS: 89.5%
	Affiliated Investment Companies: 89.5%
115,998	Voya Floating Rate Fund - Class I	927,987	3.1
104,224	Voya Global Bond Fund - Class R6	929,677	3.1
32,997	Voya High Yield Bond Fund - Class R6	231,637	0.8
523,162	Voya Intermediate Bond Fund - Class R6	5,289,171	17.4
112,423	Voya Large Cap Value Fund - Class R6	1,039,910	3.4
39,395	Voya Large-Cap Growth Fund - Class R6	1,628,584	5.4
6,379	Voya MidCap Opportunities Portfolio - Class I	73,552	0.2
68,843	Voya Multi-Manager Emerging Markets Equity Fund - Class I	651,941	2.1
16,454	Voya Multi-Manager International Equity Fund - Class I	145,615	0.5
218,672	Voya Multi-Manager International Factors Fund - Class I	1,622,545	5.4
11,133	Voya Multi-Manager Mid Cap Value Fund - Class I	72,918	0.2
395,375	Voya Short Term Bond Fund - Class R6	3,775,829	12.5
146,029	Voya Strategic Income Opportunities Fund - Class R6	1,333,248	4.4
61,174	Voya U.S. Bond Index Portfolio - Class I	684,541	2.3
113,943	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,112,079	3.7
103,050	Voya U.S. Stock Index Portfolio - Class I	1,406,635	4.6
281,170	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,994,463	9.9
115,242	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,984,773	9.8
3,181	VY® T. Rowe Price Growth Equity Portfolio - Class I	220,471	0.7

	Total Mutual Funds
	(Cost $29,139,760)	27,125,576	89.5

	Total Investments in Securities (Cost $32,195,517)	$ 30,322,167	100.0
	Assets in Excess of Other Liabilities	2,002	0.0
	Net Assets	$ 30,324,169	100.0

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 3,196,591	$ –	$ –	$ 3,196,591
Mutual Funds	27,125,576	–	–	27,125,576
Total Investments, at fair value	$ 30,322,167	$ –	$ –	$ 30,322,167

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$ 1,094,618	$ 156,978	$ (178,387)	$ (145,222)	$ 927,987	$ 12,179	(18,345)	$ -
Voya Global Bond Fund - Class R6	1,083,908	91,020	(176,391)	(68,860)	929,677	12,168	(7,576)	-
Voya High Yield Bond Fund - Class R6	-	221,997	(4,994)	14,634	231,637	419	(7)	-
Voya Intermediate Bond Fund - Class R6	5,808,197	1,015,267	(1,341,463)	(192,830)	5,289,171	52,824	56,183	-
Voya Large Cap Value Fund - Class R6	1,378,022	277,454	(311,523)	(304,043)	1,039,910	-	(46,818)	-
Voya Large-Cap Growth Fund - Class R6	2,027,525	227,560	(366,592)	(259,909)	1,628,584	-	(14,950)	-
Voya MidCap Opportunities Portfolio - Class I	181,286	14,754	(113,243)	(9,245)	73,552	-	(4,251)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	939,361	141,014	(206,694)	(221,740)	651,941	-	(7,517)	-
Voya Multi-Manager International Equity Fund - Class I	-	143,100	(16,466)	18,981	145,615	-	2,248	-
Voya Multi-Manager International Factors Fund - Class I	2,203,106	439,404	(609,864)	(410,101)	1,622,545	-	(18,568)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	182,277	26,073	(108,853)	(26,579)	72,918	-	(7,251)	-
Voya Short Term Bond Fund - Class R6	4,305,531	706,407	(1,094,104)	(142,005)	3,775,829	25,938	(1,758)	-
Voya Strategic Income Opportunities Fund - Class R6	1,895,616	218,202	(619,182)	(161,388)	1,333,248	16,439	(2,538)	-
Voya U.S. Bond Index Portfolio - Class I	804,508	57,194	(192,863)	15,702	684,541	5,187	4,457	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,461,438	296,425	(351,406)	(294,378)	1,112,079	-	(12,953)	-
Voya U.S. Stock Index Portfolio - Class I	1,014,607	1,848,094	(1,096,582)	(359,484)	1,406,635	-	(217,871)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,129,497	589,660	(711,752)	(12,942)	2,994,463	-	41,846	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,648,884	325,280	(574,017)	(415,374)	2,984,773	-	(8,429)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	641,471	40,109	(478,858)	17,749	220,471	-	(47,942)	-
	$ 31,799,852	$ 6,835,992	$ (8,553,234)	$ (2,957,034)	$ 27,125,576	$ 125,154	$ (312,040)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $32,663,862.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 376,430
Gross Unrealized Depreciation	(2,718,125)
Net Unrealized Depreciation	$(2,341,695)